Investment Property - Summary of Income and Expenses from Investment Properties (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Rental Income From Investment Property Net Of Direct Operating Expense [Abstract]
Rental income from investment properties	$ 202,896	$ 204,166	$ 192,719
Direct operating expense from investment properties generating rental income	(44,136)	(56,327)	(78,367)
Total	$ 158,760	$ 147,839	$ 114,352